UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08560
GAMCO International Growth Fund, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
GAMCO International Growth Fund, Inc.
Third Quarter Report – September 30, 2010
To Our Shareholders,
     The GAMCO International Growth Fund’s (the “Fund”) (Class AAA) total return was 18.0% for the third quarter of 2010, compared with the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and the Far East (“EAFE”) Index of 16.6% and the Lipper International Large Cap Growth Fund Average of 17.4%.
Enclosed is the portfolio of investments as of September 30, 2010.
Caesar Bryan
Comparative Results

Average Annual Returns through September 30, 2010 (a) (Unaudited)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(6/30/95)
GAMCO International Growth Fund Class AAA	18.04%		6.65%		13.45%		(6.24)%		3.15%		2.11%		6.96%
MSCI EAFE Index	16.62		4.39		8.78		(8.02)		3.14		1.48		3.61
Lipper International Large Cap Growth Fund Average	17.35		4.44		8.70		(7.91)		3.32		2.32		5.85
Lipper Global Multi-Cap Core Fund Average	13.34		3.94		8.83		(7.27)		1.31		2.29		3.13
Class A	18.05		6.66		13.44		(6.15)		3.21		2.27		7.08
	11.27	(b)	0.52	(b)	6.92	(b)	(7.98	)(b)	1.99	(b)	1.67	(b)	6.66 (b)
Class B	17.77		6.00		12.57		(6.98)		2.35		1.35		6.44
	12.77	(c)	1.00	(c)	7.57	(c)	(7.92	)(c)	1.98	(c)	1.35		6.44
Class C	17.79		6.03		12.65		(6.96)		2.37		1.28		6.39
	16.79	(d)	5.03	(d)	11.65	(d)	(6.96)		2.37		1.28		6.39
Class I	18.08		6.87		13.81		(6.01)		3.30		2.18		7.01
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 2.44%, 2.44%, 3.19%, 3.19%, and 2.19%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares net asset values (“NAV”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on July 25, 2001, January 17, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Large Cap Growth Fund Average and the Lipper Global Multi-Cap Core Fund Average reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO International Growth Fund, Inc.
Schedule of Investments — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%
	MATERIALS — 17.6%
4,000	Agnico-Eagle Mines Ltd.	$284,120
19,930	Anglo American plc	790,681
10,000	BHP Billiton Ltd.	376,084
15,000	CRH plc	246,203
8,000	Impala Platinum Holdings Ltd.	206,592
7,000	Newcrest Mining Ltd.	268,401
18,825	Rio Tinto plc	1,100,377
900	Syngenta AG	223,661
40,000	Tokai Carbon Co. Ltd.	250,120
61,500	Xstrata plc	1,176,710

	TOTAL MATERIALS	4,922,949

	CONSUMER STAPLES — 17.2%
20,728	British American Tobacco plc	773,173
11,500	Coca-Cola Hellenic Bottling Co. SA	303,514
4,500	Danone	269,157
40,000	Diageo plc	688,680
5,000	Heineken NV	259,291
100	Japan Tobacco Inc.	332,894
10,000	Nestlé SA	532,743
7,000	Pernod-Ricard SA	584,494
50,000	Tesco plc	333,030
3,000	Unicharm Corp.	120,747
6,000	Wesfarmers Ltd.	190,739
15,000	Woolworths Ltd.	418,129

	TOTAL CONSUMER STAPLES	4,806,591

	INDUSTRIALS — 13.6%
80,000	China Merchants Holdings (International) Co. Ltd.	290,765
12,000	CNH Global NV†	439,680
11,000	Experian plc	119,749
6,100	Fanuc Ltd.	776,749
20,000	Jardine Matheson Holdings Ltd.	902,800
10,000	Komatsu Ltd.	232,151
15,000	Mitsui & Co. Ltd.	223,167
2,200	Siemens AG	232,225
700,000	Sinotrans Ltd., Cl. H	189,461
3,000	SMC Corp.	395,664

	TOTAL INDUSTRIALS	3,802,411

	HEALTH CARE — 13.6%
5,126	AstraZeneca plc	262,599
4,500	Bayer AG	313,787
4,500	Cochlear Ltd.	305,550
14,140	GlaxoSmithKline plc	278,655
11,000	Novartis AG	630,794
5,000	Roche Holding AG, Genusschein	682,847
2,500	Sanofi-Aventis	166,572
28,000	Smith & Nephew plc	255,333
2,000	Synthes Inc.	231,212
5,000	Takeda Pharmaceutical Co. Ltd.	229,696
7,000	TSUMURA & Co.	217,681
3,000	William Demant Holding A/S†	221,373

	TOTAL HEALTH CARE	3,796,099

	CONSUMER DISCRETIONARY — 12.9%
6,000	Accor SA	219,088
6,500	Christian Dior SA	849,606
20,000	Compagnie Financiere Richemont SA, Cl. A	962,906
1,200	Fast Retailing Co. Ltd.	169,046
10,000	Hennes & Mauritz AB, Cl. B	362,147
4,000	Naspers Ltd., Cl. N	195,574
12,000	The Swatch Group AG	829,186

	TOTAL CONSUMER DISCRETIONARY	3,587,553

	ENERGY — 9.6%
15,000	BG Group plc	263,557
10,000	Galp Energia SGPS SA, Cl. B	172,588
12,000	Imperial Oil Ltd.	454,738
11,000	Petroleo Brasileiro SA, ADR	398,970
19,000	Saipem SpA	760,995
5,000	Statoil ASA, ADR	104,900
4,000	Technip SA	321,673
10,000	Tullow Oil plc	200,132

	TOTAL ENERGY	2,677,553

	FINANCIALS — 8.0%
40,000	Cheung Kong (Holdings) Ltd.	606,275
40,000	Hongkong Land Holdings Ltd.	248,400
10,000	Kinnevik Investment AB, Cl. B	211,710
12,000	Schroders plc	271,073
12,000	Standard Chartered plc	344,214
40,000	Swire Pacific Ltd., Cl. A	551,113

	TOTAL FINANCIALS	2,232,785

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 6.7%
13,000	Canon Inc.	$606,552
9,000	Hoya Corp.	219,394
3,200	Keyence Corp.	696,119
600	Yahoo! Japan Corp.	207,283
6,000	Yamatake Corp.	150,288

	TOTAL INFORMATION TECHNOLOGY	1,879,636

	TELECOMMUNICATION SERVICES — 0.8%
50,150	Orascom Telecom Holding SAE, GDR†	217,701

	TOTAL COMMON STOCKS	27,923,278

	TOTAL INVESTMENTS — 100.0% (Cost $21,886,510)	$27,923,278

	Aggregate tax cost	$21,886,664

	Gross unrealized appreciation	$7,499,588
	Gross unrealized depreciation	(1,462,974)

	Net unrealized appreciation/depreciation	$6,036,614

†	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	60.0%	$16,759,104
Japan	17.3	4,827,551
Asia/Pacific	15.6	4,347,716
North America	3.5	970,070
South Africa	1.4	402,166
Latin America	1.4	398,970
Africa/Middle East	0.8	217,701

	100.0%	$27,923,278

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc. (the “Fund”)
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO International Growth Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 – Quoted Prices*	$27,923,278

Total	$27,923,278

*	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
At December 31, 2009, the market value of Level 2 securities was $26,212,625 or 90.2% of total securities. At September 30, 2010, the market value of $23,511,935 or 84.2% of total securities was transferred out of Level 2 to reflect there being no significantly changed conditions between the time at which the Fund valued its securities and the earlier closing of foreign markets.
There were no Level 3 investments held at September 30, 2010 or December 31, 2009.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

GAMCO International Growth Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at September 30, 2010, if any, are not accounted for as hedging instruments under GAAP.

GAMCO International Growth Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended September 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $40,219, which are available to reduce future required distributions of net capital gains to shareholders through 2017.

GAMCO International Growth Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Werner J. Roeder, MD
Chairman and Chief	Medical Director
Executive Officer	Lawrence Hospital
GAMCO Investors, Inc.

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.
Officers and Portfolio Manager

Caesar Bryan	Bruce N. Alpert
Portfolio Manager	President and Secretary

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q310SR
GAMCO
GAMCO
International
Growth
Fund,
Inc.
THIRD QUARTER REPORT
SEPTEMBER 30, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO International Growth Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 11/26/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 11/26/10

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/26/10

*	Print the name and title of each signing officer under his or her signature.